Consolidated Statements of Operations (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Income Statement [Abstract]
Revenues	$ 142,050	$ 53,700
Operating expenses:
General and administrative	5,971,173	1,759,009
Research and development	198,649	468,042
Depreciation and amortization	69,224	73,913
Impairment of intangible asset	350,000	0
Loss on disposal of property and equipment	0	17,875
Total operating expense	6,589,046	2,318,839
Operating loss	(6,446,996)	(2,265,139)
Other expense:
Interest expense	377,366	718,819
Loss on settlement of litigation	25,000	0
Net loss on settlement of debt and accrued compensation	7,662,388	0
Total other expense	8,064,754	718,819
Net loss	$ (14,511,750)	$ (2,983,958)
Net loss per common share - basic and diluted	$ (0.24)	$ (0.09)
Weighted average common shares outstanding - basic and diluted	59,932,079	31,518,817